Investments Accounted for Using the Equity Method - Summary of Investments in Associates Accounted for Using the Equity Method (Detail) $ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Aug. 31, 2025	Dec. 31, 2025 TWD ($)	Dec. 31, 2024 TWD ($)	Dec. 31, 2025 USD ($)
Disclosure of associates and joint ventures [line items]
Investments in associates		$ 25,030,827	$ 20,410,983	$ 797,922
Yann Yuan Investment Co., Ltd. [member]
Disclosure of associates and joint ventures [line items]
Main Business		Engaged in investing activities
Operating Location		R.O.C.
Investments in associates before deferred gain on transfer of land		$ 13,972,765	$ 10,317,044	445,418
Percentages of ownership held by the Group		27.94%	27.94%
Hung Ching Development & Construction Co. [member]
Disclosure of associates and joint ventures [line items]
Main Business		Engaged in the development, construction and leasing of real estate properties
Operating Location		R.O.C.
Investments in associates before deferred gain on transfer of land		$ 3,375,196	$ 2,412,818	107,593
Percentages of ownership held by the Group		26.22%	26.22%
ChipMOS Technologies Inc. [member]
Disclosure of associates and joint ventures [line items]
Main Business		Engaged in the packaging and testing of semiconductors
Operating Location		R.O.C.
Investments in associates before deferred gain on transfer of land		$ 2,929,073	$ 2,941,982	93,372
Percentages of ownership held by the Group		11.27%	10.85%
M-Universe Investments Pte. Ltd. [member]
Disclosure of associates and joint ventures [line items]
Main Business		Investment company
Operating Location		Singapore
Investments in associates before deferred gain on transfer of land		$ 2,362,319	$ 2,325,475	75,305
Percentages of ownership held by the Group		42.23%	42.23%
MACHVISION Inc [Member]
Disclosure of associates and joint ventures [line items]
Main Business		Engaged in the manufacturing and trading of non-contact optical inspection equipment
Operating Location		R.O.C.
Investments in associates before deferred gain on transfer of land		$ 2,120,140	$ 2,055,590	67,585
Percentages of ownership held by the Group		23.08%	23.08%
CHIPLETZ [Member]
Disclosure of associates and joint ventures [line items]
Main Business		Fabless substrate design house
Operating Location		U.S.A.
Percentages of ownership held by the Group		18.74%	18.74%
Deca Technologies Inc. [member]
Disclosure of associates and joint ventures [line items]
Main Business		Holding company with group engaged in the development of packaging of semiconductors
Operating Location		U.S.A.
Percentages of ownership held by the Group		17.82%	17.84%
QUESTYLE [member]
Disclosure of associates and joint ventures [line items]
Main Business		Engaged in the research and development on technology and sales of electronic products, digital products, audio equipment and spare parts, domestic trading, import and export business
Operating Location		China
Percentages of ownership held by the Group		0.00%	6.67%
Goodcare Holdings Inc [Member]
Disclosure of associates and joint ventures [line items]
Main Business		Holding company, engaged in business of investment, long-term care and home care services
Operating Location		R.O.C.
Percentages of ownership held by the Group	67.21%	0.00%	49.00%
Hung Ching Kwan Co. [member]
Disclosure of associates and joint ventures [line items]
Main Business		Engaged in the leasing of real estate properties
Operating Location		R.O.C.
Percentages of ownership held by the Group		27.31%	27.31%
Cost [member]
Disclosure of associates and joint ventures [line items]
Investments in associates		$ 24,931,517	$ 20,327,885	794,757
Cost [member] | CHIPLETZ [Member]
Disclosure of associates and joint ventures [line items]
Investments in associates before deferred gain on transfer of land		192,314	255,384	6,130
Cost [member] | Deca Technologies Inc. [member]
Disclosure of associates and joint ventures [line items]
Investments in associates before deferred gain on transfer of land		79,020	58,100	2,519
Cost [member] | QUESTYLE [member]
Disclosure of associates and joint ventures [line items]
Investments in associates before deferred gain on transfer of land		0	17,798	0
Cost [member] | Goodcare Holdings Inc [Member]
Disclosure of associates and joint ventures [line items]
Investments in associates before deferred gain on transfer of land		0	26,792	0
Cost [member] | Hung Ching Kwan Co. [member]
Disclosure of associates and joint ventures [line items]
Investments in associates before deferred gain on transfer of land		(99,310)	(83,098)	(3,165)
Deferred gain on transfer of land [member]
Disclosure of associates and joint ventures [line items]
Investments in associates		$ 99,310	$ 83,098	$ 3,165